Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of intangible assets

	Data library	Data library not yet available for use	Total

Balance at December 31, 2023	$336	$641	$977

Additions	8	226	234
Transfer	539	(539)	-
Amortization	(364)	-	(364)

Balance at December 31, 2024	$519	$328	$847

Additions	416	-	416
Transfer	536	(328)	208
Amortization	(348)	-	(348)

Balance at December 31, 2025	$1,123	$-	$1,123

	Data library	Data library not yet available for use	Total

Cost	1,582	328	$1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847

Cost	2,534	-	2,534

Accumulated amortization	(1,411)	-	(1,411)

Balance at December 31, 2025	$1,123	$-	$1,123